Leases (Tables)	12 Months Ended
May. 31, 2015
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2015:

May 31,
(In thousands)
2016	$51,182
2017	39,597
2018	29,649
2019	18,021
2020	12,689
Thereafter	58,199

Total Minimum Lease Commitments	$209,337